Fair Value of Financial Instruments (Tables) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Schedule of inputs in the valuation	At December 31, 2017, the inputs in the valuation are as follows:

Standard deviation	$1,666,667
Revenue multiple	7.03x
Discount rate	1.64%

Schedule of fair value measurements

The fair value measurements are as follows (in thousands):

	Quoted Prices in
	active Markets	Significant	Significant
	for Indentical	Observable	Unobservable
	Assets	Inputs	Inputs
Predecessor	(Level 1)	(Level 2)	(Level 3)	Total
As of December 31, 2017
Assets
Money market funds	$101,154	$—	$—	$101,154
	$101,154	$—	$—	$101,154
Liabilities
Contingent consideration payable	$—	$—	$129,393	$129,393
	$—	$—	$129,393	$129,393

Successor
As of December 31, 2018
Assets
Money market funds	$127,927	$—	$—	$127,927
	$127,927	$—	$—	$127,927